Related party transactions (Detail Textuals) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Key management personnel ("KMPs")
Disclosure of transactions between related parties [line items]
Amount of guaranteed to repayment of term loans	$ 235,685,871	$ 237,981,538	$ 237,790,263
Mr. Karan A. Chanana | Amira Nature Foods Ltd
Disclosure of transactions between related parties [line items]
Shares issuable pursuant to share exchange agreement	7,005,434
Mr. Karan A. Chanana | Amira Nature Foods Ltd | 2012 Omnibus Securities and Incentive Plan
Disclosure of transactions between related parties [line items]
Number of share options granted and vested	1,465,183